Operating Lease	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
OPERATING LEASE
29	OPERATING LEASE

	June 30, 2024	June 30, 2025
	RM	RM	US$
Short-term leases	269,160	200,895	47,688